Financial Risk Management - Additional Information (Detail) - KRW (₩)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	₩ 793,112,000,000	₩ 394,187,000,000
Bonds	8,366,694,000,000	8,426,683,000,000
Maximum credit exposure	5,800,423,000,000	4,837,085,000,000
Floating-rate [member]
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	52,500,000,000
Bonds	380,190,000,000
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	₩ 400,000,000
Hypothetical increase (decrease) in interest rate	1.00%
Face value of floating rate long term payables others	₩ 1,690,470,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	12,500,000,000
Interest rate risk [member] | Long-term payables - other [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	₩ 16,905,000,000
Hypothetical increase (decrease) in interest rate	1.00%
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 237,605,000,000	509,052,000,000
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	900,000,000	2,077,000,000
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	1,241,672,000,000	1,195,917,000,000
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 1,882,093,000,000	₩ 872,550,000,000